Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	Vipshop Holdings Ltd
Entity Central Index Key	0001529192
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	114,716,587
Class B ordinary shares
Entity Common Stock, Shares Outstanding	16,510,358